Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Dec. 28, 2016	Oct. 31, 2016	Oct. 31, 2015	Jun. 03, 2015	Mar. 06, 2015	Oct. 31, 2014
PGIM Quant Solutions Large-Cap Core Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 28,832.29	$ 20,818.69	$ 19,071.42	$ 21,880.54	$ 15,383.02	$ 14,787.99	$ 13,369.00	$ 12,652.15		$ 10,143.69	$ 9,846.76			$ 9,450.12
PGIM Quant Solutions Large-Cap Core Fund - Class - C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 12,612.87	11,695.34	11,086.26	11,434.14	10,886.72	11,188.69	10,779.11	10,626.87		10,105.26	9,849.78			10,000.00
PGIM Quant Solutions Large-Cap Core Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 31,270.14	22,526.46	20,585.24	23,536.05	16,523.34	15,846.69	14,287.42	13,481.79		10,791.22	10,441.09			10,000.00
PGIM Quant Solutions Large-Cap Core Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 27,401.35	19,713.48	17,993.36	20,568.77	14,405.36	13,800.08	12,427.33	11,712.33	$ 10,000.00
PGIM Real Estate Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 15,473.79	10,853.35	10,989.57	13,768.55	9,917.16	12,592.98	9,973.89	10,298.32		9,845.60	9,208.81	$ 9,450.01
PGIM Real Estate Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 15,269.62	10,785.89	11,006.93	13,899.78	10,084.04	12,904.96	10,296.31	10,708.05		10,313.45	9,709.10		$ 10,000.00
PGIM Real Estate Income Fund Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 16,809.45	11,746.06	11,862.93	14,834.05	10,657.43	13,504.35	10,665.09	10,961.13		10,453.85	9,753.06	10,000.00
PGIM Real Estate Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,434.22	11,505.31	11,619.27	14,514.80	10,433.72	13,211.87	10,441.04	10,743.11	10,000.00
PGIM Select Real Estate Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 17,708.11	13,283.67	13,367.11	18,239.38	13,253.91	14,390.87	10,849.88	10,809.94		9,910.02	9,908.68			9,450.40
PGIM Select Real Estate Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 17,381.60	13,135.36	13,308.36	18,293.61	13,388.56	14,648.56	11,131.69	11,169.82		10,332.17	10,397.68			10,000.00
PGIM Select Real Estate Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 19,203.14	14,378.24	14,431.88	19,624.21	14,216.69	15,408.48	11,583.26	11,524.34		10,541.90	10,504.02			10,000.00
PGIM Select Real Estate Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,257.91	14,410.85	14,449.45	19,630.57	14,214.91	15,400.13	11,577.38	11,506.46		10,532.61	10,500.77			10,000.00
PGIM Absolute Return Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 13,168.89	12,125.97	11,390.91	11,659.22	11,029.19	11,250.67	10,745.37	10,513.34		9,923.11	9,600.41			9,674.87
PGIM Absolute Return Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 12,612.87	11,695.34	11,086.26	11,434.14	10,886.72	11,188.69	10,779.11	10,626.87		10,105.26	9,849.78			10,000.00
PGIM Absolute Return Bond Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 13,956.75	12,822.96	12,016.31	12,264.85	11,575.38	11,776.54	11,216.23	10,944.94		10,306.53	9,947.96			10,000.00
PGIM Absolute Return Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,038.95	12,872.60	12,065.80	12,296.28	11,593.09	11,788.88	11,234.77	10,969.74		10,323.06	9,954.21			10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.485380664715	24,598.757525359266	22,333.512239907519	26,155.039154417482	18,301.24832813584	16,681.400969214628	14,591.058436592128	13,592.51933472245	10,000	10,994.30714188321	10,519.953730900437	10,000		10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,592.809012433494	10,486.839334607937	10,449.620972841978	12,393.188039592756	12,452.726889878981	11,727.130974948208	10,516.740366403918	10,737.207833240949		10,641.187618460293	10,195.620130567857			10,000
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended Index
Account Value	$ 13,320.461640287367	10,437.2122094804	10,818.931595350785	14,549.802686570767	10,839.07245117317	13,188.840838133803	11,047.222973228365	11,062.634603649376	$ 10,000	10,419.018225643895	10,079.539348669708	$ 10,000
FTSE EPRA/NAREIT Developed Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net Index
Account Value	$ 13,259.616516241469	10,321.686652200375	10,983.711630561354	14,634.769280437764	10,297.547315240119	13,361.720762351346	11,108.306652377094	11,075.393180066123		10,436.66008190848	10,183.895889985017			10,000
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Account Value	$ 11,821.269018629386	$ 11,217.07936331752	$ 10,705.980271178041	$ 10,623.271770796744	$ 10,617.428235444993	$ 10,520.98815198842	$ 10,273.906657149913	$ 10,104.531132420154		$ 10,032.21919492638	$ 10,001.624009822954			$ 10,000